SUBSEQUENT EVENTS (Details Textual) - USD ($)			1 Months Ended						3 Months Ended			6 Months Ended	12 Months Ended
	Jul. 15, 2016	Feb. 12, 2016	Aug. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Oct. 26, 2015	Dec. 15, 2014	Mar. 28, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period												20,846,639	28,913,020	9,506,205
Stock Issued During Period, Value, Issued for Services			$ 12,416	$ 14,166	$ 14,292		$ 19,888		$ 119,500	$ 382,300	$ 354,835	$ 14,292	$ 682,126	$ 918,315
Stock Issued During Period, Shares, Issued for Services			83,332	83,332	83,336		37,314	100,000	195,000				2,300,000
Warrant [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						41,667
Vice President [Member] | Sales Revenue, Net [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Description													On February 12, 2016, the Company modified the employment agreement for Sean Bradley to limit the number of option awards he can receive in lieu of $6,250 cash per quarter to 150,000 options per quarter.
Board of Directors Chairman [Member] | Warrant [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		500,000
Sean Bradley [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years
Stock Compensation Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years
Subsequent Event | Sean Bradley [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	56,375
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.156
Litigation Settlement, Amount	$ 1,525,000
Subsequent Event | Stock Compensation Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.156
Warrants Issued During Period Shares	394,625